GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Non-compete agreements	$ 3,730	$ 6,439
Customer relationships	8,860	8,860
Licensing agreements	4,589	4,589
Patents	3,250	3,155
Total	20,429	23,043
Accumulated Amortization	(12,328)	(12,119)
Amortization of intangibles	2,918	5,183	6,919
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	2,170
2014	1,836
2015	1,612
2016	607
2017	459
Thereafter	1,417
Total	8,101	10,924
Goodwill [Roll Forward]
Goodwill, Beginning Balance	154,702	154,702
Goodwill, Acquisitions	2,514
Goodwill, Other	2,100
Goodwill, Ending Balance	159,316	154,702	154,702
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-Lived Intangible Assets, Beginning Balance	2,340	2,340
Indefinite-lived Intangible Assets, Acquisitions	0
Indefinite-lived Intangible Assets, Other	0
Indefinite-lived Intangible Assets, Ending Balance	2,340	2,340	2,340
Non-compete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(3,366)	(5,125)
Non-compete Agreements [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Non-compete Agreements [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(5,465)	(4,221)
Customer Relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Customer Relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Licensing Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(1,147)	(688)
Estimated useful lives of intangible assets	10 years
Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (2,350)	$ (2,085)